Basis of presentation and significant accounting policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Basis of presentation and significant accounting policies
Schedule of components of accounts receivable

(in thousands)	June 30, 2012	December 31, 2011
Oil and natural gas sales	$38,945	$49,434
Joint operations(1)	31,104	24,190
Other	1,783	511

Total, net	$71,832	$74,135

(1)
Accounts receivable for joint operations are presented net of an allowance for doubtful accounts of approximately $0.1 million at each of June 30, 2012 and December 31, 2011.

(in thousands)	2011	2010
Oil and natural gas sales	$49,434	$31,773
Joint operations(1)	24,190	12,031
Other	511	135

Total, net	$74,135	$43,939

(1)
Accounts receivable for joint operations are presented net of an allowance for doubtful accounts of approximately $0.1 million at December 31, 2011 and 2010, respectively.

Schedule of components of other current assets

(in thousands)	2011	2010
Prepaid expenses	$2,131	$1,483
Materials and supplies	187	4,154

Total other current assets	$2,318	$5,637

Schedule of components of other current liabilities

(in thousands)	2011	2010
Lease operating expense accrual	$5,297	$2,913
Prepaid drilling liability	2,378	1,896
Production taxes payable	1,493	1,378
Current portion of asset retirement obligations	506	731
Other accrued liabilities	5,245	3,125

Total other current liabilities	$14,919	$10,043

Schedule of pipeline and gathering assets

(in thousands)	2011	2010
Pipeline and gas gathering assets	$58,136	$43,271
Less accumulated depreciation and amortization	6,394	3,928

Total, net	$51,742	$39,343

Schedule of other property and equipment fixed assets

(in thousands)	2011	2010
Computer hardware and software	$6,206	$4,677
Leasehold improvements	1,847	1,781
Drilling service assets	5,742	1,985
Vehicles	1,279	1,022
Furniture and fixtures	1,021	673
Production equipment	255	219
Other	598	512

	16,948	10,869
Less accumulated depreciation and amortization	5,858	3,601

Total, net	$11,090	$7,268

Schedule of future amortization expense of deferred loan costs

(in thousands)
Remaining 2012	$2,534
2013	5,107
2014	5,164
2015	5,225
2016	3,969
Thereafter	9,667

Total	$31,666

(in thousands)
2012	$4,240
2013	4,240
2014	4,240
2015	4,240
2016	2,993
Thereafter	3,504

Total	$23,457

Schedule of components of other assets

(in thousands)	2011	2010
Materials and supplies	$5,797	$1,886
Other assets, net	65	85

Total other assets	$5,862	$1,971

Schedule of components of other noncurrent liabilities

(in thousands)	2011	2010
Gas imbalances	$935	$1,093
Deferred lease liability	399	591

Total other noncurrent liabilities	$1,334	$1,684

Schedule of reconciliation of asset retirement obligations liability

(in thousands)	Six months ended June 30, 2012	Year ended December 31, 2011
Liability at beginning of period	$13,074	$8,278
Liabilities added due to acquisitions, drilling and other	2,270	1,519
Accretion expense	556	616
Liabilities settled upon plugging and abandonment	(24)	(340)
Revision of estimates	—	3,001

Liability at end of period	$15,876	$13,074

(in thousands)	2011	2010
Liability at beginning of year	$8,278	$5,845
Liabilities added due to acquisitions, drilling, and other	1,519	1,291
Liabilities removed due to sale of wells	—	(34)
Accretion expense	616	475
Liabilities settled upon plugging and abandonment	(340)	(1,250)
Revision of estimates	3,001	1,951

Liability at end of year	$13,074	$8,278

Schedule of natural gas imbalance positions

(dollars in thousands)	2011	2010
Natural gas imbalance current receivable (included in "Accounts receivable—Oil and natural gas sales")	$22	$174
Underproduced positions (Mcf)	6,312	43,720
Natural gas imbalance current liability (included in "Other current liabilities")	$32	$15
Overproduced positions (Mcf)	9,049	3,839
Natural gas imbalance long-term liability (included in "Other noncurrent liabilities")	$935	$1,093
Overproduced positions (Mcf)	264,808	275,201

	For the years ended December 31,
(dollars in thousands)	2011	2010	2009
Value of net (overproduced) underproduced positions arising during the period increasing oil and natural gas sales	$(10)	$25	$(311)
Net overproduced (underproduced) positions arising during the period (Mcf)	32,353	(12,772)	63,229

Schedule of fees received

	For the years ended December 31,
(in thousands)	2011	2010	2009
Fees received for the operation of jointly-owned oil and natural gas properties	$2,241	$1,497	$1,273

Summary of net oil and natural gas sales included in the consolidated statements of operations and summary of amounts included in oil and natural gas sales receivable in the consolidated balance sheets

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2012	2011	2012	2011
Net oil and natural gas sales(1)	$18,350	$18,093	$37,740	$33,533

(in thousands)	June 30, 2012	December 31, 2011
Oil and natural gas sales receivable(1)	$5,504	$6,845
(1)
The Company has a gas gathering and processing arrangement with affiliates of Targa Resources, Inc. ("Targa"). Warburg Pincus IX, a majority stockholder of Laredo Holdings, and other affiliates of Warburg Pincus LLC hold investment interests in Targa. One of Laredo Holdings' directors is on the board of directors of affiliates of Targa.

	For the years ended December 31,
(in thousands)	2011	2010	2009
Net oil and natural gas sales(1)	$79,300	$35,000	$7,288

	At December 31,
(in thousands)	2011	2010
Oil and natural gas sales receivable(1)	$6,845	$4,435
(1)
The Company has a gas gathering and processing arrangement with affiliates of Targa Resources, Inc, ("Targa"). Warburg Pincus IX, a majority equityholder in the Company, and other Warburg Pincus affiliates hold investment interests in Targa. One of Laredo Holdings' directors is on the board of directors of affiliates of Targa.